Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Other Assets	OTHER ASSETS
Other Assets includes the following:

	As of December 31,
	2025	2024
	MCh$	MCh$
Assets available to be granted under the financial leasing agreements	9,366	43,095
Guarantee deposits (margin accounts) (1)	2,075,671	1,847,101
Gold investments	1,619	1,121
VAT credit	15,009	15,305
Prepaid expenses (2)	24,400	84,311
Valuation adjustments by macro hedge (3)	119,790	155,587
Pension plan assets	693	969
Accounts and notes receivable	99,436	209,710
Brokerage dealer and simultaneous transactions	83,086	18,622
Other cash submitted guarantess	26,637	19,908
In-progress operation	16,657	27,009
Other assets (4)	171,680	113,037
Total	2,644,044	2,535,775
(1)Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
(2)Under this item, the Bank has recorded prepaid expense related to the Santander LATAM Pass programme, which is consumed on a monthly basis in accordance with the client use of Bank’s transactional products and therefore the Bank assigned the respective LATAM Pass miles (loyalty program managed by LATAM Airlines Group S.A.).
(3)Net assets and liabilities fair value valuation subject to macro hedges. See Note 7.
(4)Other assets mainly include settlement of derivatives and other financial transactions.